Eaton Vance Emerging Markets Local Income Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 61 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Emerging Markets Local Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Emerging Markets Local Income Fund		Class A	Class C	Class I
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.30%	1.00%	none
Interest Expense		0.02%	0.02%	0.02%
Expenses Other than Interest Expense		0.29%	0.29%	0.29%
Other Expenses		0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.26%	1.96%	0.96%
Expense Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.22%	1.92%	0.92%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. This expense reimbursement will continue through February 28, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Expenses in the table above and the Example below reflect the expenses of the Fund and the Emerging Markets Local Income Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Emerging Markets Local Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	593	852	1,130	1,922
Class C	295	611	1,054	2,282
Class I	94	302	527	1,174

Expense Example, No Redemption - Eaton Vance Emerging Markets Local Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	593	852	1,130	1,922
Class C	195	611	1,054	2,282
Class I	94	302	527	1,174

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish investment exposures to emerging markets. Total return is defined as income plus capital appreciation. The Fund invests at least 80% of net assets (plus any borrowings for investment purposes) in (i) securities denominated in currencies of emerging market countries; (ii) fixed income instruments issued by emerging market entities or sovereign nations; and/or (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of, emerging market countries (the “80% Policy”). Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey. Emerging market countries include so-called frontier market countries, which generally are considered by the portfolio managers to be less developed countries that (i) are not included in the JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified (unhedged) (the “Index”); or (ii) represent 2% or less of the Index. The Fund may have significant investment in a geographic region or country. The Fund has exposure to sovereign nations (including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities) and duration. The Fund may invest in instruments of any credit rating, including those rated below investment grade (rated below BBB by either S&P Global Ratings or Fitch Ratings, or below Baa by Moody’s Investors Service, Inc.) or in unrated instruments considered to be of comparable quality by the investment adviser (often referred to as “junk” instruments). The Fund seeks to outperform the Index, however there can be no assurance that it will do so. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Fund’s investments may include foreign and domestic securities and other instruments, including sovereign debt (including U.S. Treasuries), mortgage-backed securities (“MBS”) and asset-backed securities, stripped securities, loans, bank instruments, municipal securities, corporate debt, other fixed-income securities and commodities-related investments. The Fund may invest up to 5% of net assets in equity securities.

The Fund invests in a wide variety of derivative instruments. The Fund expects to achieve certain exposures through purchasing and selling derivative instruments, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to seek to enhance total return; to hedge against fluctuations in securities prices, interest rates or currency exchange rates; to change the effective duration of its portfolio; to manage certain investment risks; and/or as a substitute for the purchase or sale of securities or currencies. The Fund’s use of derivatives may be extensive and there is no stated limit on their use.

The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments and short sales. The Fund may enter into forward commitments to purchase U.S. Government agency generic MBS, with the total amount of such outstanding commitments not to exceed 10% of the Fund’s total net assets. Such forward commitments may be entered into for purposes of investment leverage. The Fund may enter into forward commitments to sell generic U.S. Government agency MBS, with the total amount of such outstanding commitments not to exceed 50% of MBS holdings.

In managing the Fund, the investment adviser adjusts investments in an effort to take advantage of differences in countries, currencies, interest rates and credits based on its global macroeconomic and political analysis. The investment adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose. The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures.

The Fund primarily invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Principal Risks

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience period of relatively high volatility in an environment where U.S. treasury yields are rising.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Emerging Markets Investment Risk. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve greater risks than developed market securities. The foregoing risks may be greater in frontier markets.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer maturities are more sensitive to changes in interest rates than shorter maturity securities, causing them to be more volatile. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The impact of interest rate changes on the value of floating rate investments is typically reduced by periodic interest rate resets. In a rising interest rate environment, the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Stripped Securities Risk. Stripped Securities (“Strips”) are usually structured with classes that receive different proportions of the interest and principal distributions from an underlying asset or pool of underlying assets. Classes may receive only interest distributions (interest-only “IO”) or only principal (principal-only “PO”). Strips are particularly sensitive to changes in interest rates because this may increase or decrease prepayments of principal. A rapid or unexpected increase in prepayments can significantly depress the value of IO Strips, while a rapid or unexpected decrease can have the same effect on PO Strips.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments as described herein.

Municipal Obligation Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Commodity-Related Investments Risk. The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes are unpredictable. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying asset, rate, index or instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the asset, index, rate or instrument underlying the investment.

Leverage Risk. Certain fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Restricted and Illiquid Securities Risk. Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Restricted securities may also be difficult to value.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities generally possess characteristics common to both equity and debt securities. In addition to risks associated with investing in income securities, such as interest rate and credit risks, convertible and other hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

When-Issued and Forward Commitment Risk. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.

Short Sale Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Geographic Risk. Because the Fund may invest significantly in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

Risks of Repurchase Agreements and Reverse Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities sold to the counterparty or the securities which the Fund purchases with its proceeds from the agreement would affect the value of the Fund’s assets. As a result, such agreements may increase fluctuations in the net asset value of the Fund’s shares. Because reverse repurchase agreements may be considered to be a form of borrowing by the Fund (and a loan from the counterparty), they constitute leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Non-diversified funds may focus their investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2017, the highest quarterly total return for Class A was 15.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -11.50% for the quarter ended September 30, 2015. For the 30 days ended October 31, 2017, the SEC yield for Class A shares was 6.32%, for Class C shares was 5.90% and for Class I shares was 6.93%. Current yield information can be obtained by visiting www.eatonvance.com.

Average Annual Total Return as of December 31, 2017
Average Annual Total Returns - Eaton Vance Emerging Markets Local Income Fund	One Year	Five Years	Ten Years	Inception Date
Class A	10.56%	(1.29%)	3.27%
Class A | After Taxes on Distributions	6.93%	(2.07%)	1.75%
Class A | After Taxes on Distributions and Sales	6.36%	0.11%	2.85%
Class C	14.39%	(1.02%)	3.25%	Aug. 03, 2010
Class I	16.44%	(0.02%)	3.99%	Nov. 30, 2009
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified (Unhedged) (reflects no deduction for fees, expenses or taxes)	15.21%	(1.55%)	3.56%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class I and Class C performance shown above for the periods prior to November 30, 2009 and August 3, 2010 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Emerging Markets Local Income Portfolio (the "Portfolio"), the Fund's master Portfolio.